Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Borrowings
9.	Borrowings

During the year ended December 31, 2023, the Company has established two unsecured, interest-free standby bridging loan facilities. One, obtained from a minority shareholder, has a facility limit of US$1,000,000, of which US$429,065 has been drawn down to date and the other, from an independent third party, is set at US$500,000, of which US$348,828 has been drawn down. Both facilities are due for repayment within one year from the date of the initial drawdown and have been repaid during the year.